intangible assets Net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets, net
Schedule of intangible assets, net

	As of December 31,
	2018	2019
Purchased software	—	314,468
Less: Accumulated amortization	—	(46,732)
Intangible Assets, net	—	267,736